Subsequent Events (Details) - USD ($)	Jul. 31, 2024	Sep. 30, 2024	Jul. 23, 2024	Jun. 30, 2024	Feb. 13, 2024
Subsequent Events
Preferred stock, par value	$ 0.001	$ 0.0001
Adagio Medical Inc
Subsequent Events
Preferred stock, par value				$ 0.001
July 2024 Convertible Notes
Subsequent Events
Principal amount			$ 1,000,000
Interest rate			8.00%
February 2024 Convertible Notes
Subsequent Events
Principal amount					$ 7,000,000
Interest rate					8.00%
February 2024 Convertible Notes | Adagio Medical Inc
Subsequent Events
Principal amount					$ 7,000,000
Interest rate					8.00%
Outstanding notes				$ 7,000,000
Subsequent event | Adagio Medical Holdings, Inc.
Subsequent Events
Amount of funds raised	$ 84,200,000
Subsequent event | July 2024 Convertible Notes | Adagio Medical Inc
Subsequent Events
Principal amount			$ 1,000,000
Interest rate			8.00%
Subsequent event | Bridge Financing | Adagio Medical Holdings, Inc.
Subsequent Events
Amount of funds raised	29,500,000
Subsequent event | Bridge Financing | Adagio Medical Holdings, Inc. | Convertible Debt
Subsequent Events
Amount of funds raised	$ 7,000,000